Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended
	Aug. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 13, 2021
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)		$ 0	$ 0
Investments held in Trust Account (in Dollars)		1,062,222	$ 1,048,582
Trust account to pay (in Dollars)		$ 263,325,414
Trust account per share (in Dollars per share)		$ 10.45
Voting percentage of proxy	92.00%
Voting power of ordinary shares issued	6,426,039
Voting power of ordinary shares outstanding	6,426,039
Deposits (in Dollars)	$ 246,605	$ 246,605
Price per share (in Dollars per share)	$ 12.63
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Shareholders elected to redeem		25,198,961
Percentage of share outstanding		99.60%
Aggregate shares	19,519
Percentage of issued and outstanding	0.30%	0.30%
Price per share (in Dollars per share)		$ 11.5
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares	5,883,786
Voting percentage of proxy	92.00%
Class A Ordinary Shares Subject to Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Subject to possible redemption		81,520	81,520
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Private placement warrants		12,650,000
Price per share (in Dollars per share)		$ 12.63
IPO [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Price per share (in Dollars per share)				$ 10
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Private placement warrants		8,875,000
Private Placement Warrants [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate shares		21,525,000